Summary of Significant Accounting Policies (Details) - Schedule of capital structure - shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares authorized	3,000,000,000	20,000,000	20,000,000
Common stock, shares issued	116,529,871	19,169,128	15,699,414
Common stock, outstanding		19,168,935	15,449,221
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred Stock-Series A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		750,000	750,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred Stock-Series B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred Stock-Series C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		9,000,000	9,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred Stock-Series F [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		15,000
Preferred stock, shares issued		11,414
Preferred stock, outstanding		11,414
Preferred Stock-Series G [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		51
Preferred stock, shares issued		51
Preferred stock, outstanding		51
Preferred Stock-Series D [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred Stock-Series E [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized			500,000
Preferred stock, shares issued			500,000
Preferred stock, outstanding			500,000